AAM/Phocas Real Estate Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 96.4%
	REITS-APARTMENTS — 13.2%
18,690	Centerspace - REIT	$1,126,259
11,353	Equity Residential - REIT	666,535
24,511	Independence Realty Trust, Inc. - REIT	344,870
7,067	Mid-America Apartment Communities, Inc. - REIT	909,169
		3,046,833
	REITS-DATA CENTER — 8.6%
2,249	Digital Realty Trust, Inc. - REIT	272,174
2,357	Equinix, Inc. - REIT	1,711,795
		1,983,969
	REITS-DIVERSIFIED — 3.5%
78,057	Armada Hoffler Properties, Inc. - REIT	799,304
	REITS-HEALTH CARE — 8.0%
94,768	Global Medical, Inc. - REIT	850,069
12,077	Omega Healthcare Investors, Inc. - REIT	400,473
13,959	Ventas, Inc. - REIT	588,093
		1,838,635
	REITS-INDUSTRIALS — 13.0%
14,856	Prologis, Inc. - REIT	1,666,992
27,010	Rexford Industrial Realty, Inc. - REIT	1,332,943
		2,999,935
	REITS-INFRASTRUCTURE — 8.6%
8,325	American Tower Corp. - REIT	1,369,046
6,732	Crown Castle, Inc. - REIT	619,546
		1,988,592
	REITS-LODGING/RESORTS — 5.0%
28,350	Pebblebrook Hotel Trust - REIT	385,276
9,196	Ryman Hospitality Properties, Inc. - REIT	765,843
		1,151,119
	REITS-MANUFACTURED HOMES — 3.6%
6,979	Sun Communities, Inc. - REIT	825,895
	REITS-OFFICE — 3.8%
6,710	Alexandria Real Estate Equities, Inc. - REIT	671,671
3,271	Boston Properties, Inc. - REIT	194,559
		866,230
	REITS-REGIONAL MALLS — 5.1%
10,953	Simon Property Group, Inc. - REIT	1,183,253
	REITS-SELF STORAGE — 8.6%
7,814	Extra Space Storage, Inc. - REIT	950,026

AAM/Phocas Real Estate Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	REITS-SELF STORAGE (Continued)
3,887	Public Storage - REIT	$1,024,302
		1,974,328
	REITS-SHOPPING CENTERS — 7.7%
34,418	Kimco Realty Corp. - REIT	605,413
9,446	Regency Centers Corp. - REIT	561,470
49,010	Retail Opportunity Investments Corp. - REIT	606,744
		1,773,627
	REITS-SINGLE FAMILY HOME — 5.2%
37,676	Invitation Homes, Inc. - REIT	1,193,953
	REITS-TIMBER — 2.5%
18,999	Weyerhaeuser Co. - REIT	582,509
	TOTAL COMMON STOCKS
	(Cost $21,530,166)	22,208,182
	SHORT-TERM INVESTMENTS — 3.1%
706,020	Morgan Stanley Institutional Liquidity Funds Treasury Portfolio - Institutional Class, 5.14%[1]	706,020
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $706,020)	706,020
	TOTAL INVESTMENTS — 99.5%
	(Cost $22,236,186)	22,914,202
	Other Assets in Excess of Liabilities — 0.5%	119,352
	TOTAL NET ASSETS — 100.0%	$23,033,554

REIT – Real Estate Investment Trusts

[1]The rate is the annualized seven-day yield at period end.